UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

ENTERPRISE CAPITAL MANAGEMENT, INC.

3343 Peachtree Road

Atlanta, Georgia 30326

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: May 1, 2005 – July 31, 2005

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2005. The schedules have not been audited.

The Enterprise Group of

Funds, Inc.

Quarterly Report

July 31, 2005

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.5%)
Hotels, Restaurants & Leisure (8.9%)
Four Seasons Hotels, Inc.	123,438	$8,208,627
MGM Mirage, Inc.*	98,560	4,479,552
Royal Caribbean Cruises Ltd.	101,437	4,610,311
Starbucks Corp.*	72,683	3,819,492
Wynn Resorts Ltd.*	42,259	2,379,182
Yum! Brands, Inc.*	190,848	9,990,893

		33,488,057

Household Durables (5.3%)
Harman International Industries, Inc.	14,978	1,287,359
KB Home	61,520	5,039,103
Lennar Corp., Class A	94,245	6,339,861
MDC Holdings, Inc.	52,222	4,460,803
Toll Brothers, Inc.*	51,840	2,872,973

		20,000,099

Multiline Retail (2.3%)
Target Corp.	149,562	8,786,768

Specialty Retail (3.3%)
Lowe’s Cos., Inc.	189,997	12,581,601

Textiles, Apparel & Luxury Goods (1.7%)
NIKE, Inc., Class B	76,623	6,421,007

Total Consumer Discretionary		81,277,532

Consumer Staples (5.9%)
Beverages (0.6%)
PepsiCo, Inc.	40,226	2,193,524

Food & Staples Retailing (2.2%)
CVS Corp.	158,720	4,925,082
Walgreen Co.	69,456	3,324,164

		8,249,246

Household Products (3.1%)
Procter & Gamble Co.	211,923	11,789,276

Total Consumer Staples		22,232,046

Energy (1.0%)
Oil & Gas (1.0%)
Canadian Natural Resources Ltd.	91,984	3,824,695

Total Energy		3,824,695

Financials (14.2%)
Capital Markets (3.9%)
Goldman Sachs Group, Inc.	12,986	1,395,735
Lehman Brothers Holdings, Inc.	51,405	5,404,208
UBS AG (Registered)	96,514	7,910,287

		14,710,230

Commercial Banks (1.7%)
UCBH Holdings, Inc.	69,217	1,264,595
Wells Fargo & Co.	84,715	5,196,418

		6,461,013

Consumer Finance (3.7%)
SLM Corp.	273,236	14,068,921

Diversified Financial Services (1.5%)
Chicago Mercantile Exchange Holdings, Inc.	18,197	5,478,207

Real Estate (0.9%)
The St. Joe Co.	42,371	3,448,576

Thrifts & Mortgage Finance (2.5%)
Countrywide Financial Corp.	267,020	$9,612,720

Total Financials		53,779,667

Health Care (27.5%)
Biotechnology (10.1%)
Amgen, Inc.*	122,645	9,780,939
Genentech, Inc.*	293,977	26,260,965
Genzyme Corp.*	28,302	2,105,952

		38,147,856

Health Care Equipment & Supplies (4.1%)
Medtronic, Inc.	116,946	6,308,067
Zimmer Holdings, Inc.*	112,334	9,251,828

		15,559,895

Health Care Providers & Services (8.8%)
PacifiCare Health Systems, Inc.*	21,671	1,651,330
Quest Diagnostics, Inc.	89,430	4,591,336
UnitedHealth Group, Inc.	520,828	27,239,305

		33,481,971

Pharmaceuticals (4.5%)
Johnson & Johnson	120,106	7,681,980
Sanofi-Aventis (ADR)	216,037	9,354,402

		17,036,382

Total Health Care		104,226,104

Industrials (15.7%)
Aerospace & Defense (4.6%)
General Dynamics Corp.	67,736	7,802,510
Lockheed Martin Corp.	75,301	4,698,782
United Technologies Corp.	99,848	5,062,294

		17,563,586

Air Freight & Logistics (3.4%)
FedEx Corp.	152,476	12,821,707

Industrial Conglomerates (3.7%)
General Electric Co.	403,819	13,931,756

Machinery (3.4%)
Caterpillar, Inc.	241,729	13,031,610

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	19,373	1,050,985
Union Pacific Corp.	15,826	1,112,726

		2,163,711

Total Industrials		59,512,370

Information Technology (6.3%)
Communications Equipment (3.3%)
Motorola, Inc.	162,419	3,440,034
QUALCOMM, Inc.	230,538	9,103,946

		12,543,980

Internet Software & Services (2.6%)
Google, Inc., Class A*	34,308	9,872,470

Software (0.4%)
Adobe Systems, Inc.	44,587	1,321,559

Total Information Technology		23,738,009

Utilities (1.3%)
Electric Utilities (1.3%)
TXU Corp.	55,837	4,837,718

Total Utilities		4,837,718

Total Common Stocks (93.4%) (Cost $264,511,482)		353,428,141

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

	Principal Amount	Value (Note1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (7.7%)
JPMorgan Chase Nassau 2.77%, 8/1/05 (Amortized Cost $ 29,207,538)	$29,207,538	$29,207,538

Total Investments (101.1%) (Cost/Amortized Cost $293,719,020)		382,635,679
Other Assets Less Liabilities (-1.1%)		(4,333,942)

Net Assets (100%)		$378,301,737

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$216,574,612
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$165,204,646

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,165,740
Aggregate gross unrealized depreciation	(1,689,679)

Net unrealized appreciation	$88,476,061

Federal income tax cost of investments	$294,159,618

For the nine months ended July 31, 2005, the Fund incurred approximately $478 as brokerage commissions with Bernstein (Sanford C. & Co.), an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $69,820,271 of which $44,538,402 expires in the year 2009 and $25,281,869 expires in the year 2010.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.0%)
Hotels, Restaurants & Leisure (2.8%)
Starbucks Corp.*	93,900	$4,934,445

Internet & Catalog Retail (12.3%)
Amazon.com, Inc.*	243,150	10,983,085
eBay, Inc.*	257,600	10,762,528

		21,745,613

Media (7.9%)
Pixar*	148,800	6,399,888
XM Satellite Radio Holdings, Inc., Class A*	215,555	7,680,225

		14,080,113

Total Consumer Discretionary		40,760,171

Consumer Staples (4.5%)
Food & Staples Retailing (4.5%)
Wal-Mart Stores, Inc.	68,800	3,395,280
Walgreen Co.	95,300	4,561,058

Total Consumer Staples		7,956,338

Financials (14.7%)
Commercial Banks (3.0%)
Commerce Bancorp, Inc./New Jersey	157,580	5,346,690

Insurance (11.7%)
Aflac, Inc.	40,160	1,811,216
American International Group, Inc.	46,850	2,820,370
Progressive Corp.	160,180	15,968,344

		20,599,930

Total Financials		25,946,620

Health Care (11.6%)
Biotechnology (11.6%)
Amgen, Inc.*	55,200	4,402,200
Genentech, Inc.*	180,900	16,159,797

Total Health Care		20,561,997

Industrials (6.2%)
Commercial Services & Supplies (4.3%)
Apollo Group, Inc., Class A*	102,100	7,672,815

Industrial Conglomerates (1.9%)
General Electric Co.	98,200	$3,387,900

Total Industrials		11,060,715

Information Technology (39.7%)
Communications Equipment (6.3%)
Cisco Systems, Inc.*	131,800	2,523,970
QUALCOMM, Inc.	218,400	8,624,616

		11,148,586

Computers & Peripherals (9.4%)
Dell, Inc.*	174,900	7,078,203
Network Appliance, Inc.*	378,590	9,657,831

		16,736,034

Internet Software & Services (11.5%)
Google, Inc., Class A*	25,400	7,309,104
Yahoo!, Inc.*	391,300	13,045,942

		20,355,046

Semiconductors & Semiconductor Equipment (5.8%)
Maxim Integrated Products, Inc.	146,230	6,122,650
Xilinx, Inc.	144,210	4,088,354

		10,211,004

Software (6.7%)
Adobe Systems, Inc.	117,400	3,479,736
Electronic Arts, Inc.*	116,800	6,727,680
Symantec Corp.*	77,400	1,700,478

		11,907,894

Total Information Technology		70,358,564

Total Common Stocks (99.7%) (Cost $124,584,181)		176,644,405

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.6%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $1,017,123)	$1,017,123	1,017,123

Total Investments (100.3%) (Cost/Amortized Cost $125,601,304)		177,661,528
Other Assets Less Liabilities (-0.3%)		(542,317)

Net Assets (100%)		$177,119,211

*	Non-income producing.

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,377,340
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,369,625

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,753,860
Aggregate gross unrealized depreciation	(6,707,615)

Net unrealized appreciation	$52,046,245

Federal income tax cost of investments	$125,615,283

For the nine months ended July 31, 2005, the Fund incurred approximately $619 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $68,645,621 of which $2,766,987 expires in the year 2008, $15,780,945 expires in the year 2009, $6,582,827 expires in the year 2010, $30,667,632 expires in the year 2011, and $12,847,230 expires in the year 2012.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Hotels, Restaurants & Leisure (4.6%)
Carnival Corp.	407,796	$21,368,511
McDonald’s Corp.	1,500,000	46,755,000

		68,123,511

Internet & Catalog Retail (2.6%)
eBay, Inc.*	929,000	38,813,620

Media (2.9%)
Omnicom Group, Inc.	340,000	28,855,800
Walt Disney Co.	540,000	13,845,600

		42,701,400

Multiline Retail (2.8%)
Kohl’s Corp.*	754,923	42,539,911

Specialty Retail (2.8%)
Bed Bath & Beyond, Inc.*	899,250	41,275,575

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	353,500	29,623,300

Total Consumer Discretionary		263,077,317

Consumer Staples (14.0%)
Beverages (3.3%)
PepsiCo, Inc.	899,250	49,036,102

Household Products (4.5%)
Colgate-Palmolive Co.	694,200	36,750,948
Procter & Gamble Co.	537,575	29,905,297

		66,656,245

Personal Products (6.2%)
Estee Lauder Cos., Inc. (The), Class A	689,700	26,994,858
Gillette Co.	1,205,610	64,705,089

		91,699,947

Total Consumer Staples		207,392,294

Energy (15.0%)
Energy Equipment & Services (9.2%)
Halliburton Co.	1,122,800	62,932,940
Schlumberger Ltd.	872,762	73,085,090

		136,018,030

Oil & Gas (5.8%)
ConocoPhillips	1,145,850	71,718,751
Exxon Mobil Corp.	256,000	15,040,000

		86,758,751

Total Energy		222,776,781

Financials (2.7%)
Consumer Finance (2.7%)
American Express Co.	742,288	40,825,840

Total Financials		40,825,840

Health Care (24.8%)
Biotechnology (9.1%)
Amgen, Inc.*	849,200	67,723,700
Genentech, Inc.*	760,000	67,890,800

		135,614,500

Health Care Equipment & Supplies (4.4%)
Medtronic, Inc.	891,000	48,060,540
Stryker Corp.	306,300	16,567,767

		64,628,307

Health Care Providers & Services (1.2%)
Caremark Rx, Inc.*	400,000	17,832,000

Pharmaceuticals (10.1%)
Abbott Laboratories	526,300	24,541,369
Eli Lilly & Co.	1,113,210	62,695,987
Johnson & Johnson	990,000	$63,320,400

		150,557,756

Total Health Care		368,632,563

Industrials (9.4%)
Air Freight & Logistics (1.9%)
United Parcel Service, Inc., Class B	385,900	28,159,123

Industrial Conglomerates (5.7%)
3M Co.	573,000	42,975,000
General Electric Co.	1,220,000	42,090,000

		85,065,000

Machinery (1.8%)
Illinois Tool Works, Inc.	300,000	25,695,000

Total Industrials		138,919,123

Information Technology (13.9%)
Communications Equipment (3.9%)
Juniper Networks, Inc.*	1,000,000	23,990,000
QUALCOMM, Inc.	594,000	23,457,060
Research In Motion Ltd.*	150,000	10,599,000

		58,046,060

IT Services (1.9%)
Paychex, Inc.	800,000	27,928,000

Semiconductors & Semiconductor Equipment (1.3%)
Maxim Integrated Products, Inc.	470,000	19,678,900

Software (6.8%)
Microsoft Corp.	1,717,000	43,972,370
Oracle Corp.*	4,200,000	57,036,000

		101,008,370

Total Information Technology		206,661,330

Total Common Stocks (97.5%) (Cost $1,248,062,860)		1,448,285,248

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.6%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $38,581,863)	$38,581,863	38,581,863

Total Investments (100.1%) (Cost/Amortized Cost $1,286,644,723)		1,486,867,111
Other Assets Less Liabilities (-0.1%)		(1,663,574)

Net Assets (100%)		$1,485,203,537

*	Non-income producing.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$605,820,130
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$812,024,462

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,499,335
Aggregate gross unrealized depreciation	(29,384,912)

Net unrealized appreciation	$196,114,423

Federal income tax cost of investments	$1,290,752,688

For the nine months ended July 31, 2005, the Fund incurred approximately $36,941 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $307,350,892 of which $44,731,469 expires in the year 2009, $201,878,890 expires in the year 2010, and $60,740,533 in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (0.8%)
Beru AG	10,000	$856,328
Midas, Inc.*	45,000	1,040,850
Modine Manufacturing Co.	15,000	541,050
Proliance International, Inc.*	4,714	29,649
Raytech Corp.*	35,000	43,750
Tenneco Automotive, Inc.*	6,000	113,160

		2,624,787

Hotels, Restaurants & Leisure (3.5%)
Argosy Gaming Co.*	135,000	6,316,650
Aztar Corp.*	101,000	3,361,280
Churchill Downs, Inc.	30,000	1,390,200
Dover Downs Gaming & Entertainment, Inc.	5,541	77,131
John Q Hammons Hotels, Inc.*	9,000	212,310
Topps Co., Inc.	115,000	1,179,900

		12,537,471

Household Durables (0.3%)
Fedders Corp.	25,000	63,000
Maytag Corp.	65,000	1,096,550

		1,159,550

Media (8.1%)
Acme Communications, Inc.*	65,000	276,250
Cablevision Systems New York Group, Class A*	185,000	5,729,450
Clear Channel Communications, Inc.	30,000	979,200
Discovery Holding Co. Class A*	30,000	428,100
E.W. Scripps Co., Class A	6,000	303,180
Fisher Communications, Inc.*	33,837	1,532,139
Granite Broadcasting Corp.*	100,000	35,000
Gray Television, Inc.	20,000	257,000
Insight Communications Co., Inc.*	45,000	520,650
Interactive Data Corp.*	5,000	107,100
Interep National Radio Sales, Inc., Class A*	20,000	13,600
Liberty Corp.	8,500	328,525
Liberty Media Corp., Class A*	300,000	2,637,000
Lin TV Corp., Class A*	92,000	1,308,240
McClatchy Co., Class A	7,000	465,850
Media General, Inc., Class A	16,000	1,096,000
Paxson Communications Corp.*	120,000	72,000
Primedia, Inc.*	235,000	1,001,100
Rogers Communications, Inc., Class B	65,000	2,400,450
Salem Communications Corp., Class A*	6,000	120,540
Sinclair Broadcast Group, Inc., Class A	70,000	630,000
Tribune Co.	20,000	730,000
Viacom, Inc.	100,000	3,363,000
Vivendi Universal S.A. (ADR)	80,000	2,542,400
Walt Disney Co.	75,000	1,923,000
Young Broadcasting, Inc., Class A*	75,000	293,250

		29,093,024

Multiline Retail (3.1%)
Neiman-Marcus Group, Inc., Class A	80,000	7,880,000
Neiman-Marcus Group, Inc., Class B	30,000	2,945,700
Saks, Inc.*	2,000	42,440
ShopKo Stores, Inc.*	8,000	203,600

		11,071,740

Specialty Retail (0.4%)
Brookstone, Inc.*	25,000	$493,500
Burlington Coat Factory Warehouse Corp.	3,500	143,605
Circuit City Stores, Inc.	3,000	54,750
CSK Auto Corp.*	40,000	748,400
Electronics Boutique Holdings Corp.*	1,500	96,990

		1,537,245

Total Consumer Discretionary		58,023,817

Consumer Staples (6.2%)
Beverages (1.7%)
Allied Domecq plc	125,000	6,025,637
Taittinger S.A.	672	272,463

		6,298,100

Food & Staples Retailing (0.1%)
Pathmark Stores, Inc.*	10,000	111,400
Spartan Stores, Inc.*	8,000	97,600

		209,000

Food Products (4.1%)
Campbell Soup Co.	5,000	154,250
Dreyer’s Grand Ice Cream Holdings, Inc.	144,009	11,764,095
Flowers Foods, Inc.	6,000	151,140
Griffin Land & Nurseries, Inc.*	16,225	417,794
H.J. Heinz Co.	40,000	1,471,200
Tootsie Roll Industries, Inc.	24,720	773,489

		14,731,968

Personal Products (0.3%)
Gillette Co.	20,000	1,073,400

Total Consumer Staples		22,312,468

Energy (2.4%)
Energy Equipment & Services (0.1%)
RPC, Inc.	20,000	389,800

Oil & Gas (2.3%)
PetroKazakhstan, Inc.	600	25,302
Pioneer Natural Resources Co.	1,000	43,330
Premcor, Inc.	20,000	1,532,800
Tipperary Corp.*	18,000	131,760
Unocal Corp.	100,000	6,485,000

		8,218,192

Total Energy		8,607,992

Financials (7.1%)
Capital Markets (1.4%)
Ameritrade Holding Corp.*	45,000	878,850
Deutsche Bank AG (Registered)	12,000	1,038,000
Mellon Financial Corp.	10,000	304,600
SWS Group, Inc.	145,000	2,704,250

		4,925,700

Commercial Banks (1.2%)
First Republic Bank	7,500	284,100
Gold Banc Corp., Inc.	40,000	608,000
Hibernia Corp., Class A	50,000	1,691,000
Hudson United Bancorp	42,000	1,759,800

		4,342,900

Consumer Finance (2.4%)
American Express Co.	50,000	2,750,000
MBNA Corp.	230,000	5,786,800

		8,536,800

Diversified Financial Services (0.2%)
BKF Capital Group, Inc.	8,000	272,720

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Instinet Group, Inc.*	60,000	$293,400

		566,120

Insurance (0.3%)
Argonaut Group, Inc.*	9,000	216,270
CNA Surety Corp.*	60,000	870,000

		1,086,270

Real Estate (0.0%)
CRT Properties, Inc. (REIT)	1,000	27,620
O&Y Properties Corp.†	1,000	12,150

		39,770

Thrifts & Mortgage Finance (1.6%)
Commercial Federal Corp.	140,000	4,746,000
Flushing Financial Corp.	23,000	435,620
Independence Community Bank Corp.	8,000	296,080
New York Community Bancorp, Inc.	20,000	367,200

		5,844,900

Total Financials		25,342,460

Health Care (10.2%)
Biotechnology (1.9%)
Biosource International, Inc.*	10,000	124,101
Vicuron Pharmaceuticals, Inc.*	240,000	6,756,000

		6,880,101

Health Care Equipment & Supplies (1.9%)
Bio-Rad Laboratories, Inc., Class A*	500	30,015
Biosite, Inc.*	8,000	440,680
Cholestech Corp.*	6,000	67,560
CNS, Inc.	500	12,700
Conmed Corp.*	16,400	493,804
DJ Orthopedics, Inc.*	6,000	147,180
Encore Medical Corp.*	6,000	34,320
Exactech, Inc.*	56,000	851,200
Guidant Corp.	7,000	481,600
ICU Medical, Inc.*	20,000	660,400
Kensey Nash Corp.*	20,000	644,400
Lifecore Biomedical, Inc.*	70,000	945,000
Orthofix International N.V.*	2,000	90,500
Regeneration Technologies, Inc.*	67,000	510,540
Schick Technologies, Inc.*	20,000	480,000
Thermo Electron Corp.*	20,000	597,200
Thoratec Corp.*	25,000	413,000
Young Innovations, Inc.	2,000	71,880

		6,971,979

Health Care Providers & Services (5.8%)
Accredo Health, Inc.*	30,000	1,358,100
Beverly Enterprises, Inc.*	130,000	1,649,700
D&K Healthcare Resources, Inc.	10,000	144,500
IMS Health, Inc.	190,000	5,173,700
NWH, Inc.	11,000	165,000
PacifiCare Health Systems, Inc.*	1,000	76,200
Priority Healthcare Corp., Class B*	258,000	7,092,420
Renal Care Group, Inc.*	107,000	5,023,650

		20,683,270

Pharmaceuticals (0.6%)
Bristol-Myers Squibb Co.	25,000	624,500
Collagenex Pharmaceuticals, Inc.*	5,000	39,000
IVAX Corp.*	60,000	1,528,800

		2,192,300

Total Health Care		36,727,650

Industrials (8.7%)
Aerospace & Defense (1.3%)
Fairchild Corp., Class A*	20,000	$57,800
Herley Industries, Inc.*	55,000	1,074,700
Honeywell International, Inc.	40,000	1,571,200
Kaman Corp., Class A	50,000	975,000
Sequa Corp., Class A*	7,500	550,800
Sequa Corp., Class B*	6,000	439,500
SNECMA*	5,000	130,271

		4,799,271

Building Products (0.6%)
Griffon Corp.*	50,000	1,292,500
Juno Lighting, Inc.	15,000	660,000
Water Pik Technologies Inc.*	15,000	292,950

		2,245,450

Commercial Services & Supplies (0.8%)
GP Strategies Corp.*	10,000	83,800
Republic Services, Inc.	30,000	1,087,500
Rollins, Inc.	5,250	109,673
School Specialty, Inc.*	35,000	1,642,550

		2,923,523

Electrical Equipment (1.6%)
Cooper Industries Ltd., Class A	43,000	2,776,940
SL Industries, Inc.*	60,000	978,000
Thomas & Betts Corp.*	55,000	1,857,350

		5,612,290

Machinery (3.0%)
Ampco-Pittsburgh Corp.	7,000	97,930
Baldwin Technology Co.*	61,000	198,250
CIRCOR International, Inc.	40,000	1,114,000
CUNO, Inc.*	64,000	4,605,440
Flowserve Corp.*	20,000	677,200
ITT Industries, Inc.	32,000	3,404,800
Tennant Co.	10,000	370,000
Watts Water Technologies, Inc., Class A	10,000	365,000

		10,832,620

Road & Rail (1.4%)
Overnite Corp.	120,000	5,173,200

Total Industrials		31,586,354

Information Technology (6.7%)
Aerospace & Defense (1.4%)
Titan Corp.*	210,000	4,848,900

Communications Equipment (0.5%)
Belden CDT, Inc.	55,000	1,221,000
FalconStor Software, Inc.*	115,000	650,900

		1,871,900

Computers & Peripherals (2.1%)
Storage Technology Corp.*	200,000	7,346,000

Electronic Equipment & Instruments (0.0%)
BEI Technologies, Inc.	1,000	34,750

Internet Software & Services (0.6%)
Intermix Media, Inc.*	16,500	192,225
Niku Corp.*	55,200	1,157,544
Shopping.com Ltd.*	40,000	835,600

		2,185,369

IT Services (0.4%)
Sungard Data Systems, Inc.*	40,000	1,435,600

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (1.3%)
Integrated Circuit Systems, Inc.*	194,700	$4,260,036
Monolithic System Technology, Inc.*	100,000	501,000

		4,761,036

Software (0.4%)
AMICAS, Inc.	20,000	102,400
Borland Software Corp.*	165,000	1,107,150
Mobius Management Systems, Inc.*	55,000	345,400

		1,554,950

Total Information Technology		24,038,505

Materials (1.7%)
Chemicals (0.7%)
Hercules, Inc.*	50,000	700,000
MacDermid, Inc.	3,000	99,300
Sensient Technologies Corp.	95,000	1,805,950

		2,605,250

Construction Materials (0.1%)
HeidelbergCement AG	5,000	361,783

Containers & Packaging (0.8%)
Greif, Inc., Class A	33,000	2,079,000
Myers Industries, Inc.	15,000	198,000
Packaging Dynamics Corp.	24,000	348,000

		2,625,000

Metals & Mining (0.1%)
Gold Fields Ltd. (ADR)	30,000	323,700

Total Materials		5,915,733

Telecommunication Services (7.0%)
Diversified Telecommunication Services (5.0%)
AT&T Corp.	240,000	4,752,000
Cincinnati Bell, Inc.*	200,000	908,000
Commonwealth Telephone Enterprises, Inc.	20,000	856,000
D&E Communications, Inc.	25,000	284,250
MCI, Inc.	250,000	6,380,000
Qwest Communications International, Inc.*	100,000	382,000
Sprint Corp.	160,000	4,304,000

		17,866,250

Wireless Telecommunication Services (2.0%)
Dobson Communications Corp.*	17,000	119,850
Price Communications Corp.*	80,000	1,410,400
Rural Cellular Corp., Class A*	18,000	153,360
Telesystem International Wireless, Inc.*	30,000	474,900
U.S. Cellular Corp.*	100,000	5,215,000

		7,373,510

Total Telecommunication Services		25,239,760

Utilities (2.9%)
Electric Utilities (2.0%)
Cinergy Corp.	70,000	3,090,500
DPL, Inc.	23,000	634,800
Duquesne Light Holdings, Inc.	50,000	970,000
Northeast Utilities	80,000	1,726,400
NSTAR	20,000	606,600

		7,028,300

Gas Utilities (0.4%)
Laclede Group, Inc.	1,000	32,690
SEMCO Energy, Inc.*	70,000	471,100
Southwest Gas Corp.	40,000	$1,071,200

		1,574,990

Multi-Utilities & Unregulated Power (0.5%)
CH Energy Group, Inc.	13,000	638,950
Energy East Corp.	1,000	27,870
Mirant Corp.*	75,000	59,250
Public Service Enterprise Group, Inc.	15,000	964,500

		1,690,570

Total Utilities		10,293,860

Total Common Stocks (69.1%) (Cost $230,043,732)		248,088,599

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Securities (24.1%)
U.S. Treasury Bills
2.77%, 8/11/05	$61,394,000	61,342,057
2.96%, 9/15/05	15,110,000	15,053,085
3.07%, 9/22/05	10,070,000	10,024,739

Total Government Securities		86,419,881

Time Deposit (6.9%)
JPMorgan Chase Nassau
2.77%, 8/1/05	24,814,474	24,814,474

Total Short-Term Debt Securities (31.0%) (Amortized Cost $111,242,034)		111,234,355

Total Investments (100.1%) (Cost/Amortized Cost $341,285,766)		359,322,954
Other Assets Less Liabilities (-0.1%)		(218,237)

Net Assets (100%)		$359,104,717

*	Non-income producing.

†	Securities (totaling $12,150 or 0.0% of net assets) valued at fair value.

Glossary:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$381,852,882
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$290,420,846

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,861,291
Aggregate gross unrealized depreciation	(4,334,720)

Net unrealized appreciation	$17,526,571

Federal income tax cost of investments	$341,796,383

For the nine months ended July 31, 2005, the Fund incurred approximately $258,337 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (31.0%)
Auto Components (5.0%)
BorgWarner, Inc.	142,000	$8,260,140
Dana Corp.	120,000	1,885,200
Federal-Mogul Corp.*	30,000	20,400
Midas, Inc.*	325,000	7,517,250
Modine Manufacturing Co.	200,000	7,214,000
Proliance International, Inc.*	167,136	1,051,285
Raytech Corp.*	180,000	225,000
Standard Motor Products, Inc.	145,000	2,030,000
Strattec Security Corp.*	21,000	1,344,000
Tenneco Automotive, Inc.*	127,000	2,395,220

		31,942,495

Automobiles (0.7%)
Coachmen Industries, Inc.	24,800	326,864
Fleetwood Enterprises, Inc.*	300,000	3,405,000
Monaco Coach Corp.	35,000	612,500

		4,344,364

Hotels, Restaurants & Leisure (6.8%)
Aztar Corp.*	250,000	8,320,000
Canterbury Park Holding Corp.	30,000	510,000
Churchill Downs, Inc.	55,000	2,548,700
Denny’s Corp.*	25,000	140,500
Dover Downs Gaming & Entertainment, Inc.	105,866	1,473,655
Dover Motorsports, Inc.	205,000	1,230,000
Gaylord Entertainment Co.*	200,000	9,588,000
Kerzner International Ltd.*	54,000	3,226,500
La Quinta Corp.*	369,000	3,321,000
Magna Entertainment Corp., Class A*	320,000	2,204,800
Marcus Corp.	10,000	214,800
Pinnacle Entertainment, Inc.*	120,000	2,592,000
Six Flags, Inc.*	280,000	1,470,000
Steak n Shake Co.*	97,000	2,100,050
Triarc Cos., Inc., Class A	95,500	1,650,240
Triarc Cos., Inc., Class B	175,000	2,749,250
Wyndham International, Inc., Class A*	135,000	153,900

		43,493,395

Household Durables (1.9%)
Cavalier Homes, Inc.*	160,000	800,000
Cavco Industries, Inc.*	83,000	2,530,670
Champion Enterprises, Inc.*	260,000	3,135,600
Department 56, Inc.*	64,000	805,120
Fedders Corp.	315,000	793,800
Jarden Corp.*	3,375	129,465
National Presto Industries, Inc.	27,000	1,203,930
Nobility Homes, Inc.	6,300	170,100
Palm Harbor Homes, Inc.*	40,000	774,800
Skyline Corp.	33,000	1,386,000
Southern Energy Homes, Inc.*	15,000	85,500
Syratech Corp.*	400	20

		11,815,005

Internet & Catalog Retail (0.0%)
Valuevision Media, Inc., Class A*	6,300	74,592

Leisure Equipment & Products (0.6%)
Marine Products Corp.	75,000	1,057,500
Topps Co., Inc.	255,000	2,616,300

		3,673,800

Media (14.0%)
Acme Communications, Inc.*	110,000	467,500
Beasley Broadcasting Group, Inc., Class A*	56,000	799,960
Belo Corp., Class A	140,000	3,343,200
Cablevision Systems New York Group, Class A*	388,000	$12,016,360
Crown Media Holdings, Inc., Class A*	80,000	729,600
Discovery Holding Co. Class A*	3,000	42,810
E.W. Scripps Co., Class A	113,000	5,709,890
Fisher Communications, Inc.*	72,500	3,282,800
Gemstar-TV Guide International, Inc.*	310,000	954,800
Granite Broadcasting Corp.*	200,000	70,000
Gray Television, Inc.	240,000	3,084,000
Gray Television, Inc.	64,000	759,040
Interactive Data Corp.*	154,000	3,298,680
Interep National Radio Sales, Inc., Class A*	90,000	61,200
Journal Register Co.*	216,400	4,029,368
Lakes Entertainment, Inc.*	250,000	4,175,000
Lee Enterprises, Inc.	58,500	2,504,385
Liberty Corp.	108,000	4,174,200
Liberty Global, Inc. Class A*	15,013	712,217
Liberty Media Corp., Class A*	30,000	263,700
Lin TV Corp., Class A*	205,000	2,915,100
Martha Stewart Living Omnimedia, Class A*	6,000	160,200
McClatchy Co., Class A	54,000	3,593,700
Media General, Inc., Class A	150,000	10,275,000
Meredith Corp.	1,000	49,500
Nelson (Thomas), Inc.	140,000	3,197,600
News Corp., Class A	30,000	491,400
Nexstar Broadcasting Group, Inc., Class A*	44,000	246,400
Pegasus Communications Corp.*	40,000	150,000
Penton Media, Inc.*	302,500	96,800
Primedia, Inc.*	725,000	3,088,500
Rogers Communications, Inc., Class B	206,000	7,607,580
Salem Communications Corp., Class A*	75,000	1,506,750
Sinclair Broadcast Group, Inc., Class A	280,000	2,520,000
Spanish Broadcasting System, Class A*	80,000	688,000
Value Line, Inc.	16,000	597,280
World Wrestling Entertainment, Inc.	40,000	491,600
Young Broadcasting, Inc., Class A*	200,000	782,000

		88,936,120

Multiline Retail (0.6%)
Neiman-Marcus Group, Inc., Class B	40,000	3,927,600

Specialty Retail (0.7%)
Aaron Rents, Inc., Class A	3,000	65,400
Autonation, Inc.*	40,000	863,600
Big 5 Sporting Goods Corp.	12,000	331,800
Bowlin Travel Centers, Inc.*	63,000	113,400
Cabela’s, Inc., Class A*	1,000	22,040
CSK Auto Corp.*	130,000	2,432,300
Earl Scheib, Inc.*	120,000	408,000
Gander Mountain Co.*	6,000	68,820
Pep Boys Manny, Moe & Jack	21,000	285,390

		4,590,750

Textiles, Apparel & Luxury Goods (0.7%)
Hartmarx Corp.*	125,000	1,277,500
Levcor International, Inc.*	30,000	30,300

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Movado Group, Inc.	60,000	$1,159,200
Wolverine World Wide, Inc.	75,000	1,650,000

		4,117,000

Total Consumer Discretionary		196,915,121

Consumer Staples (6.7%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	49,800	1,079,664
Brown-Forman Corp., Class B	7,600	444,220
Vermont Pure Holdings Ltd.*	10,000	17,700

		1,541,584

Food & Staples Retailing (1.0%)
Ingles Markets, Inc., Class A	200,000	3,160,000
Weis Markets, Inc.	77,000	3,141,600

		6,301,600

Food Products (3.4%)
Corn Products International, Inc.	200,000	4,814,000
Del Monte Foods Co.*	75,000	843,000
Farmer Brothers Co.	25,000	586,250
Flowers Foods, Inc.	302,500	7,619,975
Griffin Land & Nurseries, Inc.*	65,300	1,681,475
Hain Celestial Group, Inc.*	30,000	594,900
JM Smucker Co.	70,000	3,329,900
John B. Sanfilippo & Son, Inc.*	2,000	45,440
Ralcorp Holdings, Inc.	55,000	2,365,000

		21,879,940

Household Products (1.3%)
Church & Dwight Co., Inc.	98,250	3,689,288
Energizer Holdings, Inc.*	16,000	1,022,400
Katy Industries, Inc.*	178,000	656,820
Oil-Dri Corp. of America	160,000	2,896,000

		8,264,508

Personal Products (0.7%)
Elizabeth Arden, Inc.*	30,000	722,700
Revlon, Inc., Class A*	290,680	1,087,143
Weider Nutrition International, Inc.*	545,000	2,812,200

		4,622,043

Total Consumer Staples		42,609,675

Energy (0.3%)
Energy Equipment & Services (0.3%)
Lufkin Industries, Inc.	3,000	144,900
RPC, Inc.	42,450	827,351
W-H Energy Services, Inc.*	35,000	1,099,000

Total Energy		2,071,251

Financials (3.5%)
Capital Markets (0.4%)
Noel Group Liquidating Trust Units*†	15,000	—
SWS Group, Inc.	151,000	2,816,150

		2,816,150

Commercial Banks (0.4%)
First Republic Bank	36,000	1,363,680
Sterling Bancorp/New York	36,600	823,500

		2,187,180

Diversified Financial Services (0.8%)
BKF Capital Group, Inc.	76,000	2,590,840
Epoch Holding Corp.*	506,000	2,327,600
National Patent Development Corp.*	35,000	90,300

		5,008,740

Insurance (1.3%)
Argonaut Group, Inc.*	122,000	2,931,660
CNA Surety Corp.*	290,000	4,205,000
Midland Co.	27,500	1,039,225
Phoenix Cos., Inc.	20,000	$252,000

		8,427,885

Real Estate (0.2%)
Gyrodyne Co. of America, Inc.*	21,500	919,125

Thrifts & Mortgage Finance (0.4%)
Crazy Woman Creek Bancorp, Inc.‡	51,000	729,300
Flushing Financial Corp.	102,000	1,931,880

		2,661,180

Total Financials		22,020,260

Health Care (6.7%)
Biotechnology (0.5%)
Digene Corp.*	3,000	87,270
Invitrogen Corp.*	37,000	3,173,490

		3,260,760

Health Care Equipment & Supplies (4.2%)
Align Technology, Inc.*	64,400	419,888
ArthroCare Corp.*	4,500	164,565
Biolase Technology, Inc.	20,000	124,000
Biosite, Inc.*	15,500	853,817
CNS, Inc.	20,300	515,620
Conmed Corp.*	20,000	602,200
Dentsply International, Inc.	8,000	446,000
DJ Orthopedics, Inc.*	10,000	245,300
Edwards Lifesciences Corp.*	25,000	1,146,750
Encore Medical Corp.*	12,000	68,640
Exactech, Inc.*	42,000	638,400
ICU Medical, Inc.*	38,000	1,254,760
Inamed Corp.*	60,500	4,381,410
Inverness Medical Innovations, Inc.*	78,000	2,117,700
Kensey Nash Corp.*	10,000	322,200
Lifecore Biomedical, Inc.*	10,000	135,000
Orthofix International N.V.*	10,000	452,500
Regeneration Technologies, Inc.*	35,000	266,700
Schick Technologies, Inc.*	30,000	720,000
Sybron Dental Specialties, Inc.*	295,000	10,841,250
Thermo Electron Corp.*	5,000	149,300
Thoratec Corp.*	50,000	826,000
Young Innovations, Inc.	6,000	215,640

		26,907,640

Health Care Providers & Services (2.0%)
Chemed Corp.	180,000	7,740,000
Henry Schein, Inc.*	20,000	863,400
NWH, Inc.	1,000	15,000
OCA, Inc.*	1,000	1,660
Odyssey HealthCare, Inc.*	8,000	117,520
Owens & Minor, Inc.	50,000	1,482,000
Patterson Cos., Inc.*	20,000	892,000
Priority Healthcare Corp., Class B*	55,000	1,511,950

		12,623,530

Pharmaceuticals (0.0%)
Collagenex Pharmaceuticals, Inc.*	15,000	117,000

Total Health Care		42,908,930

Industrials (28.0%)
Aerospace & Defense (6.7%)
AAR Corp.*	56,000	1,006,320
Aviall, Inc.*	140,000	4,739,000
Curtiss-Wright Corp.	76,000	4,666,400
Fairchild Corp., Class A*	400,000	1,156,000
GenCorp, Inc.*	460,000	9,278,200
Kaman Corp., Class A	248,400	4,843,800
Lockheed Martin Corp.	1,000	62,400
Moog, Inc., Class A*	72,000	2,273,040
Precision Castparts Corp.	97,978	8,816,060
Sequa Corp., Class A*	33,000	2,423,520

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Sequa Corp., Class B*	45,000	$3,296,250

		42,560,990

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.*	235,000	4,775,200

Building Products (0.0%)
Water Pik Technologies Inc.*	4,000	78,120

Commercial Services & Supplies (2.5%)
Allied Waste Industries, Inc.*	190,000	1,630,200
GP Strategies Corp.*	35,000	293,300
Imagistics International, Inc.*	8,200	246,984
Nashua Corp.*	205,500	1,715,925
Republic Services, Inc.	102,000	3,697,500
Rollins, Inc.	398,000	8,314,220

		15,898,129

Construction & Engineering (0.1%)
Xanser Corp.*	230,000	598,000

Electrical Equipment (5.8%)
A.O. Smith Corp., Class A	11,000	291,500
Acuity Brands, Inc.	100,000	2,918,000
Ametek, Inc.	177,000	7,292,400
Baldor Electric Co.	115,000	2,879,600
C&D Technology, Inc.	10,000	100,700
Cooper Industries Ltd., Class A	33,000	2,131,140
Franklin Electric Co., Inc.	42,000	1,827,420
IntriCon Corp.*	162,000	947,700
Lamson & Sessions Co.*	167,500	2,616,350
MagneTek, Inc.*	135,000	430,650
Roper Industries, Inc.	12,000	921,000
Tech/Ops Sevcon, Inc.	80,000	476,000
Thomas & Betts Corp.*	413,000	13,947,010

		36,779,470

Industrial Conglomerates (1.3%)
Alleghany Corp.*	15,000	4,592,100
Standex International Corp.	60,000	1,782,000
Teleflex, Inc.	8,000	530,640
Tredegar Corp.	80,000	1,288,800

		8,193,540

Machinery (9.5%)
Ampco-Pittsburgh Corp.	61,000	853,390
Baldwin Technology Co.*	270,000	877,500
Barnes Group, Inc.	7,000	238,280
CIRCOR International, Inc.	188,300	5,244,155
Clarcor, Inc.	288,000	8,985,600
CNH Global N.V.	30,000	629,100
Crane Co.	150,000	4,672,500
CUNO, Inc.*	50,000	3,598,000
Donaldson Co., Inc.	74,000	2,410,920
Flowserve Corp.*	203,000	6,873,580
Gardner Denver, Inc.*	50,000	2,055,000
Gorman-Rupp Co.	53,750	1,190,563
Graco, Inc.	104,000	3,975,920
Idex Corp.	59,000	2,577,120
Lindsay Manufacturing Co.	35,000	859,950
Met-Pro Corp.	1,000	14,710
Navistar International Corp.*	59,000	2,014,850
Oshkosh Truck Corp.	10,000	848,000
Pentair, Inc.	25,000	1,004,250
Robbins & Myers, Inc.	150,000	3,259,500
Tennant Co.	44,000	1,628,000
Watts Water Technologies, Inc., Class A	183,500	6,697,750

		60,508,638

Trading Companies & Distributors (1.4%)
GATX Corp.	193,000	7,295,400
Huttig Building Products, Inc.*	90,000	814,500
Industrial Distribution Group, Inc.*	74,000	$784,400

		8,894,300

Total Industrials		178,286,387

Information Technology (3.1%)
Communications Equipment (0.7%)
Andrew Corp.*	100,000	1,099,000
Belden CDT, Inc.	82,000	1,820,400
Communications Systems, Inc.	100,800	1,030,176
FalconStor Software, Inc.*	30,000	169,800
Plantronics, Inc.	5,500	187,880
Stratos International, Inc.*	20,000	111,000
Sycamore Networks, Inc.*	30,000	106,800

		4,525,056

Computers & Peripherals (0.2%)
Unova, Inc.*	50,000	1,377,500

Electronic Equipment & Instruments (1.5%)
CTS Corp.	265,000	3,270,100
Fargo Electronics, Inc.*	28,000	498,120
Flir Systems, Inc.*	4,000	131,560
Gerber Scientific, Inc.*	160,000	963,200
Landauer, Inc.	27,000	1,344,600
Park Electrochemical Corp.	111,000	2,923,740
Paxar Corp.*	31,000	603,260

		9,734,580

Internet Software & Services (0.0%)
Jupitermedia Corp.*	1,500	32,835

IT Services (0.5%)
EdgewaterTechnology, Inc.*	426,000	2,253,540
Startek, Inc.	9,000	148,680
Tyler Technologies, Inc.*	120,000	952,800

		3,355,020

Semiconductors & Semiconductor Equipment (0.1%)
Monolithic System Technology, Inc.*	90,000	450,900

Software (0.1%)
Amicas, Inc.	26,000	133,120
OpenTV Corp., Class A*	70,000	232,400

		365,520

Total Information Technology		19,841,411

Materials (8.0%)
Chemicals (4.6%)
Arch Chemicals, Inc.	2,000	51,500
Chemtura Corp.	300,129	4,724,030
Core Molding Technologies, Inc.*	275,000	2,205,500
Cytec Industries, Inc.	12,000	544,560
Ferro Corp.	148,000	3,330,000
H.B. Fuller Co.	55,000	1,899,150
Hercules, Inc.*	351,500	4,921,000
MacDermid, Inc.	130,000	4,303,000
Material Sciences Corp.*	6,000	90,000
NewMarket Corp.*	50,000	840,500
Olin Corp.	50,000	917,500
Omnova Solutions, Inc.*	251,000	1,483,410
Scotts Miracle Gro Co., Class A*	5,000	392,000
Sensient Technologies Corp.	200,000	3,802,000

		29,504,150

Containers & Packaging (2.9%)
Crown Holdings, Inc.*	15,000	236,850
Greif, Inc., Class A	137,000	8,631,000
Myers Industries, Inc.	400,000	5,280,000
Packaging Dynamics Corp.	200,000	2,900,000
Pactiv Corp.*	55,000	1,211,100

		18,258,950

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.3%)
Barrick Gold Corp.	47,000	$1,151,500
GrafTech International Ltd.*	180,000	934,200
Kinross Gold Corp.*	16,000	88,960

		2,174,660

Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.	40,000	1,046,000

Total Materials		50,983,760

Telecommunication Services (4.4%)
Diversified Telecommunication Services (1.3%)
Atlantic Tele-Network, Inc.	12,000	384,000
ATX Communications, Inc.*†	70,001	798
Cincinnati Bell, Inc.*	807,500	3,666,050
Commonwealth Telephone Enterprises, Inc.	60,000	2,568,000
D&E Communications, Inc.	147,049	1,671,947
McLeodUSA, Inc., Class A*	5,001	345

		8,291,140

Electrical Equipment (0.1%)
Alamosa Holdings, Inc.*	30,000	481,800

Wireless Telecommunication Services (3.0%)
AO VimpelCom (ADR)*	145,000	5,565,100
Centennial Communications Corp.*	95,000	1,334,750
Dobson Communications Corp.*	59,000	415,950
Nextel Partners, Inc., Class A*	75,000	1,867,500
Price Communications Corp.*	135,000	2,380,050
Rural Cellular Corp., Class A*	71,000	604,920
U.S. Cellular Corp.*	15,000	782,250
Western Wireless Corp., Class A*	135,000	6,030,450

		18,980,970

Total Telecommunication Services		27,753,910

Utilities (7.3%)
Electric Utilities (3.8%)
Allegheny Energy, Inc.*	60,000	1,710,000
Duquesne Light Holdings, Inc.	405,000	7,857,000
El Paso Electric Co.*	374,400	8,102,016
Maine & Maritimes Corp.	9,500	231,325
Otter Tail Corp.	27,000	780,300
Westar Energy, Inc.	240,000	5,839,200

		24,519,841

Gas Utilities (1.7%)
AGL Resources, Inc.	19,000	730,550
Atmos Energy Corp.	19,000	554,040
Nicor, Inc.	65,000	2,653,300
Oneok, Inc.	50,000	1,747,500
SEMCO Energy, Inc.*	50,000	336,500
Southern Union Co.*	84,945	2,161,001
Southwest Gas Corp.	90,000	2,410,200

		10,593,091

Multi-Utilities & Unregulated Power (1.0%)
Aquila, Inc.*	280,000	1,041,600
CH Energy Group, Inc.	63,500	3,121,025
CMS Energy Corp.*	90,000	1,425,600
Florida Public Utilities Co.	37,998	569,590
Mirant Corp.*	50,000	39,500

		6,197,315

Water Utilities (0.8%)
SJW Corp.	90,000	$4,967,100

Total Utilities		46,277,347

Total Common Stocks (99.0%) (Cost $400,686,519)		629,668,052

PREFERRED STOCKS:
Consumer Discretionary (0.4%)
Media (0.4%)
Granite Broadcasting Corp.,
12.75%, 4/1/09 (Cost $6,054,500)	9,000	2,250,000

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.8%)
JPMorgan Chase Nassau
2.77%, 8/1/05 (Amortized Cost $4,992,079)	$4,992,079	4,992,079

Total Investments (100.2%) (Cost/Amortized Cost $411,733,098)		636,910,131
Other Assets Less Liabilities (-0.2%)		(986,196)

Net Assets (100%)		$635,923,935

*	Non-income producing.

†	Securities (totaling $798.00 or 0.0% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2005 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2005, were as follows:

Securities	Market Value October 31, 2004	Purchases at Cost	Sales at Cost	Market Value July 31, 2005	Dividend Income	Realized Gain (Loss)
Crazy Woman Creek Bancorp, Inc.	$892,500	—	—	$729,300	$18,360	$0,000

Investment security transactions for the nine months ended July 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,241,965
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$65,665,944

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$251,293,146
Aggregate gross unrealized depreciation	(31,065,508)

Net unrealized appreciation	$220,227,638

Federal income tax cost of investments	$416,682,493

For the nine months ended July 31, 2005, the Fund incurred approximately $78,004 as brokerage commissions with Gabelli & Co., an affiliated broker/dealers.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 5 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund (other than the Enterprise Money Market Fund) is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The investment manager for the Enterprise Money Market Fund is AXA Equitable Life Insurance Company (“Equitable” or the “Manager”). The day-today portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against EGF. However, based on experience, EGF and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

Enterprise Capital Appreciation Fund (advised by Marsico Capital Management, LLC) — Seeks maximum capital appreciation.

Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) — Seeks long-term capital appreciation.

Enterprise Growth Fund ((advised by Montag & Caldwell, Inc. (“Montag”)) — Seeks capital appreciation.

Enterprise Mergers & Acquisitions Fund ((advised by GAMCO Investors, Inc.)(“GAMCO”)) — Seeks capital appreciation.

Enterprise Small Company Value Fund (advised by GAMCO) — Seeks maximum capital appreciation.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Directors (“Directors”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method is accrued daily. EGF records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the six months ended April 30, 2005, the Funds did not lend any securities.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2005 (Unaudited)

options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

July 31, 2005 (Unaudited)

instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at July 31, 2005.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at July 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

By:	/s/ Steven M. Joenk
Steven M. Joenk President

September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer

September 29, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer

September 29, 2005